Note 6 - Warrants (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 30, 2016	Dec. 28, 2016	Dec. 27, 2016	Sep. 17, 2016	Jul. 08, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right, Outstanding	19,744,412	14,508,009	20,035,114						13,779,438	8,838,122
Debt Conversion, Original Debt, Amount	$ 141,763	$ 206,934
Winter 2016 Unit Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	512,281		292,983		292,983
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.70	$ 0.70
Discount On Convertible Note Payable					$ 167,000
Series A Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		728,571	5,429,872						9,597,123
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.45
Discount On Convertible Note Payable		$ 255,000	$ 2,115,874						$ 3,319,906
Series A Warrants, Exercise Price 1 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,814,286						6,320,800
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.45						$ 0.40
Series A Warrants, Exercise Price 2 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,615,586						3,276,323
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.70						$ 0.45
Series A Warrants Expiring June 1, 2020 [Member]
Class of Warrant or Right, Outstanding			4,059,744
Series A Warrants Expiring July 31, 2021 [Member]
Class of Warrant or Right, Outstanding			854,545
Warrants Issued Concurrently with Line of Credit [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.35
Debt Instrument, Unamortized Discount			$ 237,405
Warrant Issued in Exchange of Cancelled Line of Credit [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			515,583				515,583
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.70				$ 0.70
Discount On Convertible Note Payable			$ 283,571
Debt Conversion, Original Debt, Amount			$ 283,571
Warrants Issued Concurrently With One Year Convertible Note [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				400,000				400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.75				$ 0.65
Discount On Convertible Note Payable				$ 280,000				$ 160,000
Debt Instrument, Unamortized Discount								$ 120,000
Conversion of Notes Payable [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									266,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.30
Discount On Convertible Note Payable									$ 133,000